STOCK OPTIONS AND RESTRICTED STOCK (Summary of Stock Option Activity) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of options:
Options outstanding at beginning of period	793,067	713,067	359,743
Granted		130,000	469,900
Exercised			(101,576)
Forfeited		(50,000)	(15,000)
Options outstanding at end of period	793,067	793,067	713,067
Options exercisable at end of period	446,102	395,056
Weighted average exercise price per share:
Options outstanding at beginning of period	$ 0.24	$ 0.23	$ 0.15
Granted		$ 0.27	$ 0.26
Exercised			$ 0.12
Forfeited		$ 0.27	$ 0.27
Options outstanding at end of period	$ 0.24	$ 0.24	$ 0.23
Options exercisable at end of period	$ 0.21	$ 0.20